Income tax expenses	12 Months Ended
Mar. 31, 2016
Income tax expenses
Income tax expenses

7.     Income tax expenses

Composition of income tax expenses

	Year ended March 31,
	2014	2015	2016
	(in millions of RMB)
Current income tax expense	1,730	4,757	7,223
Deferred taxation	1,466	1,659	1,226

	3,196	6,416	8,449

Under the current laws of the Cayman Islands, the Company is not subject to tax on its income or capital gains. In addition, upon payments of dividends by the Company to its shareholders, no Cayman Islands withholding tax is imposed. The Company's subsidiaries incorporated in Hong Kong were subject to the Hong Kong profits tax rate at 16.5% for the years ended March 31, 2014, 2015 and 2016. The Company's subsidiaries incorporated in other jurisdictions such as the United States, Singapore and Japan were subject to income tax charges calculated on the basis of the tax laws enacted or substantially enacted in the countries where the Company's subsidiaries operate and generate income.

Current income tax expense primarily represents the provision for PRC Enterprise Income Tax ("EIT") for subsidiaries operating in the PRC. These subsidiaries are subject to EIT on their taxable income as reported in their respective statutory financial statements adjusted in accordance with the relevant tax laws, rules and regulations in the PRC.

Under the PRC Enterprise Income Tax Law (the "EIT Law"), the standard enterprise income tax rate for domestic enterprises and foreign invested enterprises is 25%. In addition, the EIT Law provides for, among others, a preferential tax rate of 15% for enterprises qualified as High and New Technology Enterprises. Further, certain subsidiaries were recognized as having status as a Software Enterprise and thereby entitled to enjoy full exemption from EIT for two years beginning with their first profitable year and a 50% reduction for the subsequent three years. In addition, a duly recognized Key Software Enterprise within China's national plan can enjoy a preferential EIT rate of 10%. The Key Software Enterprise status is subject to review by the relevant authorities every two years. The timing of the annual review and notification by the relevant authorities may vary from year to year, and the related tax adjustments in relation to the change in applicable EIT rate are accounted for in the period in which the Key Software Enterprise status is recognized.

The tax status of the subsidiaries of the Company with major taxable profits is described below:

•Alibaba (China) Technology Co., Ltd. ("Alibaba China"), an entity primarily engaged in the operations of the Company's wholesale marketplaces, was recognized as a High and New Technology Enterprise and Key Software Enterprise during the taxation years of 2013 and 2014, and was thereby entitled to an EIT rate of 10% during these taxation years.

•Taobao (China) Software Co., Ltd. ("Taobao China"), an entity primarily engaged in the operations of Taobao Marketplace, was recognized as a High and New Technology Enterprise and has been recognized as a Key Software Enterprise during the taxation years of 2013 and 2014 and was thereby subject to an EIT rate of 10% during such taxation years.

•Zhejiang Tmall Technology Co., Ltd. ("Tmall China"), an entity primarily engaged in the operations of Tmall, was recognized as a High and New Technology Enterprise and has been granted the Software Enterprise status and is thereby entitled to enjoy an income tax exemption for two years beginning with its first profitable year in taxation year of 2012, and a 50% reduction for the subsequent three years starting in taxation year of 2014. Accordingly, Tmall China was exempted from EIT during the taxation year of 2013 and entitled to an EIT rate of 12.5% during the taxation years of 2014, 2015 and 2016 and 15% thereafter for so long as Tmall China continues to qualify as a High and New Technology Enterprise.

The consolidated financial statements did not reflect the potential tax rate adjustments that may arise from the renewal of the Key Software Enterprises status by Alibaba China and Taobao China for the taxation years of 2015 and 2016 because the annual review and notification has not yet been obtained up to March 31, 2016. Accordingly, Alibaba China and Taobao China, which continued to qualify as a High and New Technology Enterprise, applied an EIT rate of 15% in the consolidated financial statements during these periods.

Most of the remaining PRC entities of the Company are subject to EIT at 25% for the years ended March 31, 2014, 2015 and 2016.

Pursuant to the EIT Law, a 10% withholding tax is levied on dividends declared by PRC companies to their foreign investors. A lower withholding tax rate of 5% is applicable if direct foreign investors with at least 25% equity interest in the PRC company are incorporated in Hong Kong and meet the relevant requirements pursuant to the tax arrangement between the PRC and Hong Kong. Since the equity holders of the major PRC subsidiaries of the Company are Hong Kong incorporated companies, the Company has used 5% to provide for deferred tax liabilities on retained earnings which are anticipated to be distributed. As of March 31, 2016, the Company had fully accrued the withholding tax on the earnings distributable by all of the subsidiaries of the Company in the PRC, except for those undistributed earnings that the Company intends to invest indefinitely in the PRC of RMB13.6 billion.

Composition of deferred tax assets and liabilities

	As of March 31,
	2015	2016
	(in millions of RMB)
Deferred tax assets
Current:
Deferred revenue and customer advances	24	15
Tax losses carried forward and others (i)	381	767

	405	782
Less: Valuation allowance	(149)	(331)

Total deferred tax assets, current portion (Note 13)	256	451

Non-current:
Deferred revenue and customer advances	31	17
Property and equipment	14	25
Tax losses carried forward and others (i)	1,139	1,021

	1,184	1,063
Less: Valuation allowance	(1,027)	(1,033)

Total deferred tax assets, non-current portion (Note 13)	157	30

Total deferred tax assets	413	481

Deferred tax liabilities
Current:
Others	(17)	(9)
Non-current:
Withholding tax on undistributed earnings (ii)	(3,891)	(5,452)
Identifiable intangible assets	(575)	(508)
Available-for-sale securities	—	(488)
Others	(27)	(23)

Total deferred tax liabilities, non current portion	(4,493)	(6,471)

Total deferred tax liabilities	(4,510)	(6,480)

Net deferred tax liabilities	(4,097)	(5,999)

(i)	Others primarily represent accrued expenses which are not deductible until paid under PRC tax laws.
(ii)

The related deferred tax liabilities as of March 31, 2015 and 2016 were provided on the assumption that 100% of the distributable reserves of the major PRC subsidiaries will be distributed as dividends, except for those undistributed earnings that the Company intends to invest indefinitely in the PRC of RMB13.6 billion.

Valuation allowances have been provided on the deferred tax assets mainly related to the tax losses carried forward due to the uncertainty surrounding their realization. If events occur in the future that improve the certainty of realization, an adjustment to the valuation allowances will be made and consequently reduce the income tax expenses.

As of March 31, 2016, the accumulated tax losses of subsidiaries incorporated in Hong Kong, the United States and Singapore, subject to the agreement of the relevant tax authorities, of RMB1,175 million, RMB696 million and RMB220 million, respectively, are allowed to be carried forward to offset against future taxable profits. Such carry forward of tax losses in Hong Kong and Singapore has no time limit, while the tax losses in the United States will expire, if unused, in the years ending March 31, 2019 through 2036. The accumulated tax losses of subsidiaries incorporated in PRC, subject to the agreement of the PRC tax authorities, of RMB2,917 million as of March 31, 2016 will expire, if unused, in the years ending March 31, 2017 through 2021.

Reconciliation of the differences between the statutory EIT rate applicable to profits of the consolidated entities and the income tax expenses of the Company:

	Year ended March 31,
	2014	2015	2016
	(in millions of RMB, except per share data)
Income before income tax and share of results of equity investees	26,802	32,326	81,468
Income tax computed at statutory EIT rate (25%)	6,701	8,082	20,367
Effect of different tax rates available to different jurisdictions	(9)	33	(869)
Effect of tax holiday and preferential tax benefit on assessable profits of subsidiaries incorporated in the PRC	(6,414)	(5,881)	(6,680)
Non-deductible expenses and non-taxable income, net (i)	1,657	3,368	(4,994)
Tax savings from additional deductions on certain research and development expenses available for subsidiaries incorporated in the PRC (ii)	(483)	(1,096)	(1,205)
Withholding tax on the earnings remitted and anticipated to be remitted	1,445	1,898	1,573
Change in valuation allowance, deduction of certain share-based compensation expense and others	299	12	257

Income tax expenses	3,196	6,416	8,449

Effect of tax holidays inside the PRC on basic earnings per share/ADS (RMB)	2.95	2.57	2.72

(i)Expenses not deductible for tax purposes and non-taxable income primarily represent investment income (loss), share-based compensation expense, equity-settled donation expense, interest expense, exchange differences. Investment income (loss) during the year ended March 31, 2016 included gains from the revaluation of the Company's remaining equity interest in Alibaba Pictures (Note 4(e)) and from the revaluation of previously held equity interest relating to obtaining Control of Alibaba Health (Note 4(c)).

(ii)This amount represents tax incentives relating to the research and development expenses of certain major operating subsidiaries in the PRC. This tax incentive enables the Company to claim an additional tax deduction amounting to 50% of the qualified research and development expenses incurred.